Inventory	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Inventory
9 Inventory

	December 31,
	2018	2017
	$	$
Finished goods	—	554
Work in process	240	—
	240	554

The Company recognized $2,087 of inventory costs as cost of sales in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2018 (2017 - nil).